MAINSTAY GROUP OF FUNDS

MainStay ICAP Equity Fund

MainStay ICAP International Fund

MainStay ICAP Select Equity Fund

MainStay MAP Fund

(the “Funds”)

Supplement dated September 29, 2015 (“Supplement”) to the Summary Prospectuses and Prospectus

dated February 27, 2015, as supplemented (the “Prospectus”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus. Unless otherwise noted, all changes will take effect on September 29, 2015.

All Funds:

Jerrold K. Senser will continue to serve as a portfolio manager for the Funds until September 30, 2016. From September 29, 2015 through September 30, 2016, Mr. Senser will assume the role of Co-Chief Investment Officer and Chairman of Institutional Capital LLC (“ICAP”), the Funds’ Subadvisor.

Thomas M. Cole will also assume the role of Co-Chief Investment Officer of ICAP. Except as noted below, the portfolio management teams for the Funds will remain the same.

MainStay ICAP International Fund and MainStay MAP Fund only:

Matthew T. Swanson will no longer serve as a portfolio manager for the MainStay ICAP International Fund. All references to Matthew T. Swanson as a portfolio manager are deleted. J. Christian Kirtley will become a portfolio manager of the MainStay ICAP International Fund and MainStay MAP Fund. Accordingly, the “Portfolio Manager Biographies” subsection of the Prospectus is hereby revised to include the following:

J. Christian Kirtley, CFA	Mr. Kirtley returned to ICAP in 2015 and has managed the MainStay ICAP International Fund and MainStay MAP Fund since September 2015. Mr. Kirtley is a member of ICAP’s Investment Committee and a Portfolio Manager for the International (non-U.S.), Global and European strategies. He was previously a member of ICAP’s investment team from 2003-2010 and held the position of Senior Research Analyst. Prior to returning to ICAP, Mr. Kirtley spent nearly 5 years with Perkins Investment Management, LLC where he served as a Senior Research Analyst and ultimately held the position of Portfolio Manager, co-managing global value and international value products. Mr. Kirtley has 12 years of industry experience. He earned a BS from the University of North Carolina at Chapel Hill and is a CFA® charterholder.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY GROUP OF FUNDS

MainStay ICAP International Fund

MainStay MAP Fund

Supplement dated September 29, 2015 (“Supplement”)

to the Statement of Additional Information dated February 27, 2015, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Statement of Additional Information.

The following is effective on September 29, 2015:

1.	Matthew T. Swanson will no longer serve as a portfolio manager for the MainStay ICAP International Fund.

2.	In the section entitled “Portfolio Managers,” the tables are amended to include information for J. Christian Kirtley. The information presented in columns 3 through 8 is as of August 31, 2015.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE				NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS		REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
J. Christian Kirtley[1]	MainStay ICAP International Fund, MainStay MAP Fund	3 RICs $2,437,000,000	0	14 Accounts $2,608,000,000	.	0	0	3 Accounts $315,000,000

1.	The information presented for Mr. Kirtley is as of August 31, 2015.

PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP
J. Christian Kirtley[1]	None	$0
1.	The information presented for Mr. Kirtley is as of August 31, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.